Loans and Leases (Loans Individually Evaluated for Impairment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Allowance for Loan and Lease Losses Allocated
Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	2,917	6,012
Allowance for Loan and Lease Losses Allocated	1,018	1,371
Commercial Portfolio Segment [Member] | Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	937	2,192
Allowance for Loan and Lease Losses Allocated	399	528
Commercial and Multi-Family Real Estate [Member] | Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	1,980	3,820
Allowance for Loan and Lease Losses Allocated	$ 619	$ 843